Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 282,394	$ 343,373	$ 377,270
Cash and cash equivalents - Fair Value	282,394	343,373
Restricted cash - Carrying Amount	4,826	4,939	$ 4,651
Restricted cash - Fair Value	4,826	4,939
Margin deposits - Carrying Amount	4,270	4,270
Margin deposits - Fair Value	4,270	4,270
Short-term receivable - Carrying Amount	12,664	12,553
Short-term receivable - Fair Value	12,664	12,553
Investment in Debt securities - Carrying Amount	35,259	25,230
Investment in Debt securities - Fair Value	35,068	25,120
Debt and other financial liabilities - Carrying Amount	(1,821,033)	(1,757,238)
Debt and other financial liabilities - Fair Value	$ (1,821,033)	$ (1,757,238)